Short-term trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
4.2 SHORT-TERM TRADE AND OTHER RECEIVABLES
Set out below is a breakdown of this heading at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade receivables for sales and services	1,625	(68)	(54)	257	1,761
Other receivables	602	(14)	(3)	(101)	484
TOTAL RECEIVABLES	2,228	(81)	(57)	156	2,245

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables for sales and services	1,353	24	1	248	1,625
Other receivables	324	5	—	274	602
TOTAL RECEIVABLES	1,677	29	1	522	2,228
a) Trade receivables for sales and services
Trade receivables break down as follows at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade receivables	1,088	(37)	(27)	121	1,145
Bad debt provisions	(227)	2	—	10	(215)
Net trade receivables	861	(35)	(26)	130	929
Completed work pending certification	573	(21)	(25)	160	686
Retentions	191	(11)	(2)	(32)	145
TRADE RECEIVABLES FOR SALES AND SERVICES	1,625	(68)	(54)	257	1,761

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables	963	13	1	111	1,088
Bad debt provisions	(216)	(1)	—	(10)	(227)
Net trade receivables	748	12	1	101	861
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
TRADE RECEIVABLES FOR SALES AND SERVICES	1,353	24	1	248	1,625
The change under the heading “Other” (EUR 257 million) is explained primarily by the increase in Construction (EUR 197 million in 2025; EUR 288 million in 2024), driven by the activity growth in the year.
Additionally, the heading "Trade receivables" includes non- recourse factoring collections amounting to EUR 11 million in 2024. No balance related to non-recourse factoring was recognized in 2025.
Set out below is a breakdown of the main trade receivables by debtor type at December 31, 2025 and December 31, 2024:

At 12.31.2025 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	1,080	68%	105	n.a.	1,185	67%
Private sector	367	23%	95	n.a.	461	26%
Group companies and associates	146	9%	(31)	n.a.	115	7%
TOTAL	1,593	100%	168	N.A.	1,761	100%

At 12.31.2024 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	820	57%	138	n.a.	958	60%
Private sector	458	31%	75	n.a.	533	32%
Group companies and associates	186	12%	(52)	n.a.	134	8%
TOTAL	1,465	100%	161	N.A.	1,625	100%
The Group has pre and post-contracting measures in place to manage customer credit risk, such as consulting debtor registers, ratings or solvency studies, etc. and monitoring incidents and default, etc. while the work is in progress.
Changes to trade provisions are set out below:

(Million euro)	2025	2024
Opening balance	227	216
Amounts charged to the income statement:	(2)	10
Charges	8	16
Reversals	(10)	(7)
Applications	(7)	—
Foreign exchange effect	(2)	1
Transfers and other	—	—
Closing balance	215	227
Group management considers that the carrying amount of trade receivables approximates fair value.
b) Other receivables
Other receivables breakdown as follows at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Advance payments to suppliers	83	(8)	—	37	112
Sundry receivables and other short term financial assets	343	(3)	(4)	(154)	182
Infrastructure project receivables	4	—	—	—	4
Amounts receivable from Public Administrations	172	(2)	1	15	185
OTHER RECEIVABLES	602	(14)	(3)	(101)	484

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Advance payments to suppliers	67	3	—	13	83
Sundry receivables and other short term financial assets	110	1	—	233	343
Infrastructure project receivables	4	—	—	—	4
Amounts receivable from Public Administrations	144	1	—	28	172
OTHER RECEIVABLES	324	5	—	274	602
The main movement under this heading during 2025, disclosed in the line item "Sundry receivables and other short term financial assets", corresponds to the settlement of the loan with AGS (GBP 195 million; EUR 235 million) following the completion of the sale of the Group’s stake in AGS (Note 1.1.4)